Income Tax (Details) ¥ in Thousands, $ in Millions	12 Months Ended				60 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2027 CNY (¥)
Income Tax [Line Items]
Standard tax percentage	25.00%	25.00%
Grants preferential tax percentage	15.00%	15.00%
Voting percentage	50.00%	50.00%
Worldwide income percentage	25.00%	25.00%
Withholding tax dividend percentage	10.00%	10.00%
PRC rate percentage	10.00%	10.00%
Non-PRC individuals tax percentage	20.00%	20.00%
Small and low profit enterprise percentage				12.50%
Profit before tax (in Yuan Renminbi)				¥ 1,000
Preferential tax rate percentage				20.00%
Assesable tax percentage				25.00%
income tax at the rate percentage	25.00%	25.00%
Valuation allowances (in Yuan Renminbi)	¥ 42,538		¥ 41,378
Minimum [Member]
Income Tax [Line Items]
Profit before tax (in Yuan Renminbi)				¥ 1,000
Maximum [Member]
Income Tax [Line Items]
Profit before tax (in Yuan Renminbi)				¥ 3,000
Hong Kong [Member]
Income Tax [Line Items]
Tax percentge	16.50%	16.50%
Two-tiered profits tax rates (in Dollars) | $		$ 2
Two-tiered profits tax rates percentage	8.25%	8.25%
Forecast [Member]
Income Tax [Line Items]
Profit before tax (in Yuan Renminbi)					¥ 3,000
Assesable tax percentage					20.00%
Profit before first tax rate percentage					25.00%